Loan ID	Seller Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
2022BVDSR1_0978		Closed	2022-04-26 22:27	2022-05-03 12:59	Resolved	1 - Information	Credit	Credit	Appraisal deficiency.	Resolved-Appraisal Risk Review provided w/ risk rating of Reasonable. Desk review is below the original appraised value by less than 10%, so the appraised value may be used. - Due Diligence Vendor-05/03/2022 Ready for Review-Document Uploaded. see attached - Seller-04/26/2022 Open-AVM Confidence score is below 90 - Due Diligence Vendor-04/21/2022	Resolved-Appraisal Risk Review provided w/ risk rating of Reasonable. Desk review is below the original appraised value by less than 10%, so the appraised value may be used. - Due Diligence Vendor-05/03/2022	XXXX			FL	Investment	Refinance	Cash Out - Other	416418	N/A	N/A
2022BVDSR1_0979		Closed	2022-04-25 09:06	2022-04-26 20:28	Resolved	1 - Information	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-04/26/2022 Ready for Review-Document Uploaded. Fraud Report uploaded. Please, review it. - Seller-04/25/2022 Open-Missing Third Party Fraud Report Fraud Report is missing in the file - Due Diligence Vendor-04/22/2022	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-04/26/2022	XXXX			FL	Investment	Purchase	NA	416692	N/A	N/A
2022BVDSR1_0980		Closed	2022-04-25 15:17	2022-04-26 20:13	Resolved	1 - Information	Credit	Missing Doc	Hazard Insurance Policy is Missing	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-04/26/2022 Ready for Review-Document Uploaded. Please see attached - Seller-04/25/2022 Open-Missing Hazard Insurance Policy - Due Diligence Vendor-04/22/2022	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-04/26/2022	XXXX			FL	Investment	Refinance	No Cash Out - Borrower Initiated	416700	N/A	N/A
2022BVDSR1_0981		Closed	2022-04-27 10:46	2022-09-07 16:29	Waived	2 - Non-Material	Credit	Eligibility	Audited FICO is less than Guideline FICO	Waived-Audited FICO of 620 is less than Guideline FICO of 640 Document Uploaded. The file contained an Exception for FICO score. Exception found in this finding. - Due Diligence Vendor-09/07/2022 Waived- - Due Diligence Vendor-04/28/2022 Rescinded-Audited FICO of 620 is less than Guideline FICO of 640 Document Uploaded. The file contained an Exception for FICO score. See attached above. Finding rescinded. - Due Diligence Vendor-04/27/2022 Open-Audited FICO of 620 is less than Guideline FICO of 640 - Due Diligence Vendor-04/27/2022	Waived-Audited FICO of 620 is less than Guideline FICO of 640 Document Uploaded. The file contained an Exception for FICO score. Exception found in this finding. - Due Diligence Vendor-09/07/2022 Rescinded-Audited FICO of 620 is less than Guideline FICO of 640 Document Uploaded. The file contained an Exception for FICO score. See attached above. Finding rescinded. - Due Diligence Vendor-04/27/2022	XXXX		No credit Events past 48 months; borrower owns 3 investment properties; all REO's except the subject property are owned free and clear	FL	Investment	Refinance	Cash Out - Other	424275	Originator Pre-Close	Yes
2022BVDSR1_0981		Closed	2022-05-02 14:31	2022-05-03 12:22	Resolved	1 - Information	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-Exception document received. File uploaded - Due Diligence Vendor-05/03/2022 Ready for Review-Document Uploaded. We have provided an exception for no fico score for this file - our system doesnt allow us to edit the 1008 screen to remove the 620 FICO - Seller-05/02/2022 Open-1008 shows score of 620. Credit reports in file shows 0. - Due Diligence Vendor-04/29/2022	Resolved-Exception document received. File uploaded - Due Diligence Vendor-05/03/2022	XXXX			FL	Investment	Refinance	Cash Out - Other	429665	N/A	N/A
2022BVDSR1_0991		Closed	2022-04-28 18:07	2022-07-05 16:48	Waived	2 - Non-Material	Credit	Assets	Asset General	Waived-Lender Exception found on borrower file page 140. Exception due to 16 NSF appearing on bank statement. Compensating factors are "No Credit Events pas 40 months, high discretionary income > $3,000, 10 yrs or more in the same line of employment, LTV 10% lower than maximum, no mtg late payments in last 24 mos, No Consumer late payments in last 40 mos. - Due Diligence Vendor-07/05/2022 Waived-There is an exception in the file for 16 Non-Sufficient Funds on the Business Bank Statements. - Due Diligence Vendor-04/28/2022	Waived-Lender Exception found on borrower file page 140. Exception due to 16 NSF appearing on bank statement. Compensating factors are "No Credit Events pas 40 months, high discretionary income > $3,000, 10 yrs or more in the same line of employment, LTV 10% lower than maximum, no mtg late payments in last 24 mos, No Consumer late payments in last 40 mos. - Due Diligence Vendor-07/05/2022 Waived-There is an exception in the file for 16 Non-Sufficient Funds on the Business Bank Statements. - Due Diligence Vendor-04/28/2022			Exception due to 16 NSF appearing on bank statement. Compensating factors are "No Credit Events pas 40 months, high discretionary income > $3,000, 10 yrs or more in the same line of employment, LTV 10% lower than maximum, no mtg late payments in last 24 mos, No Consumer late payments in last 40 mos.	NY	Primary Residence	Refinance	Cash Out - Other	427945	Originator Pre-Close	Yes
2022BVDSR1_0991		Closed	2022-05-05 17:47	2022-05-06 11:30	Resolved	1 - Information	Property	Appraisal	Loan file does not contain additional valuation	Resolved- - Due Diligence Vendor-05/06/2022 Ready for Review-Document Uploaded. CDA attached - Seller-05/05/2022 Open-Loan file does not contain additional valuation Confidence score on AVM >90. Additional valuation required. - Due Diligence Vendor-05/03/2022		XXXX			NY	Primary Residence	Refinance	Cash Out - Other	435450	N/A	N/A
2022BVDSR1_0991		Closed	2022-05-05 17:48	2022-05-06 11:30	Resolved	1 - Information	Property	Appraisal	Property/Appraisal General	Resolved- - Due Diligence Vendor-05/06/2022 Ready for Review-Document Uploaded. CDA attached - Seller-05/05/2022 Open-The AVM Confidence Score is under 90 at 88. - Due Diligence Vendor-04/28/2022		XXXX			NY	Primary Residence	Refinance	Cash Out - Other	427783	N/A	N/A
2022BVDSR1_0991		Closed	2022-05-04 14:24	2022-05-05 18:31	Resolved	1 - Information	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-Confirmed with XXXX that this property is a 2-Unit - Due Diligence Vendor-05/05/2022 Ready for Review-We can manually change the tape, however, all data matches in our system. Please advise. I can take a screen shot if need be. Also refer to loan number XXXX - similar issue and its pending research from your team - Seller-05/04/2022 Open-The Tape Data reflects Single Family Detached and the true data on both the 1008 and Primary Valuation is a 2-Unit. - Due Diligence Vendor-04/28/2022	Resolved-Confirmed with A&D that this property is a 2-Unit - Due Diligence Vendor-05/05/2022				NY	Primary Residence	Refinance	Cash Out - Other	428042	N/A	N/A
2022BVDSR1_0991	Closed	2022-05-04 14:22	2022-05-05 12:29	Resolved	1 - Information	Compliance	Points & Fees	NY Subprime Home Loan Test	Resolved- - Due Diligence Vendor-05/05/2022

Ready for Review-Document Uploaded. Please see attached compliance report - Seller-05/04/2022

										Open-This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.While the New York Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. - Due Diligence Vendor-04/28/2022		XXXX			NY	Primary Residence	Refinance	Cash Out - Other	428650	N/A	N/A
2022BVDSR1_0991	Closed	2022-05-04 14:21	2022-05-05 12:29	Resolved	1 - Information	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved- - Due Diligence Vendor-05/05/2022

Ready for Review-Document Uploaded. Please see attached compliance report - Seller-05/04/2022

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Please reply back to acknowledge that this loan is a high priced transaction. - Due Diligence Vendor-04/28/2022

										Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-04/28/2022		XXXX			NY	Primary Residence	Refinance	Cash Out - Other	428649	N/A	N/A
2022BVDSR1_0985		Closed	2022-05-11 19:29	2022-05-12 13:10	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Hazard Insurance Effective Date of XXXX is prior to or equal to the Note Date of XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-05/12/2022 Ready for Review-Document Uploaded. Please review uploaded insurance with updated effective dates. - Seller-05/11/2022 Open-Hazard Insurance Effective Date of XXXX is after the Note Date of XXXX The Hazard Policy on page 31 Property has a policy start date of XXXX after the Note date of XXXX. Please provide policy with correct start date. - Due Diligence Vendor-05/09/2022	Resolved-Hazard Insurance Effective Date of XXXX is prior to or equal to the Note Date of XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-05/12/2022	XXXX			FL	Investment	Purchase	NA	446699	N/A	N/A
2022BVDSR1_0993		Closed	2022-05-13 14:25	2022-05-16 13:15	Resolved	1 - Information	Credit	Credit	DTI discrepancy or failure.	Resolved-Rental loss included in liabilities. DTI within 2% variance - Due Diligence Vendor-05/16/2022 Ready for Review-Document Uploaded. liabilities uploaded. - Seller-05/13/2022 Open-DTI More than 2% difference. Back end DTI is not w/in 2% variance. Please provide additional documentation (liability worksheet) to resolve the difference. Underwriter's back end DTI per 1008 is 28.63% vs calculated DTI of 26.44%. Thank you. - Due Diligence Vendor-05/11/2022	Resolved-Rental loss included in liabilities. DTI within 2% variance - Due Diligence Vendor-05/16/2022	XXXX			FL	Investment	Purchase	NA	449922	N/A	N/A
2022BVDSR1_0993		Closed	2022-05-13 14:26	2022-05-16 13:14	Resolved	1 - Information	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-DTi within 2% variance - Due Diligence Vendor-05/16/2022 Ready for Review-total income is $XXXX - Seller-05/13/2022 Open-Total income and DTI diff in true data and tape data - Due Diligence Vendor-05/11/2022	Resolved-DTi within 2% variance - Due Diligence Vendor-05/16/2022				FL	Investment	Purchase	NA	449869	N/A	N/A
2022BVDSR1_0993	Closed	2022-05-13 14:31	2022-05-16 13:14	Resolved	1 - Information	Credit	Credit	Verification of self employment is deficient.	Resolved- - Due Diligence Vendor-05/16/2022
Ready for Review-Document Uploaded.
XXXX uploaded indicating company was open XXXX and currently is active.
Borrower still qualifies with income less than $XXXXXXX - Seller-05/13/2022
Open-The CPA Letter on XXXX does not show how long the company has been in business, however does reflect the borrower owns 93% of the company. The Percentage of Ownership was not calculated into the monthly income.
										The calculation validating the correct income is as follows: Net Deposits of $XXXX x 50% (fixed expense ratio) = $XXXX * .93 (percent of ownership) = $XXXX divided by 12 months = $XXXX Monthly Qualifying Income. - Due Diligence Vendor-05/12/2022		XXXX			FL	Investment	Purchase	NA	453500	N/A	N/A
2022BVDSR1_0987		Closed	2022-05-23 16:27	2022-05-23 20:08	Resolved	1 - Information	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-XXXX states the updated tape was emailed. Confirmation requested - Due Diligence Vendor-05/23/2022 Ready for Review-Updated tape has been emailed - Seller-05/23/2022 Open-DSCR calculation , Application Date, Borrower Income - Due Diligence Vendor-05/17/2022	Resolved-XXXX states the updated tape was emailed. Confirmation requested - Due Diligence Vendor-05/23/2022				FL	Investment	Purchase	NA	458402	N/A	N/A
2022BVDSR1_0989		Closed	2022-08-08 20:35	2022-08-10 13:50	Resolved	1 - Information	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-DSCR confirmed. Finding resolved - Due Diligence Vendor-08/10/2022 Ready for Review-Document Uploaded. See attached - Seller-08/09/2022 Open-DSCR discrepancy PITIA of $3,646.87 matches with 1008 and rent schedule value of $15,000 confirmed. There is a $.43 discrepancy in the PITIA due to the HoA values. Our DSCR 4.11 vs Originator DSCR of 4.03 - Due Diligence Vendor-08/08/2022	Resolved-DSCR confirmed. Finding resolved - Due Diligence Vendor-08/10/2022	XXXX			FL	Investment	Purchase	NA	590480	N/A	N/A
2022BVDSR1_0989	Closed	2022-05-25 16:47	2022-05-26 15:37	Resolved	1 - Information	Credit	Credit	Assets not properly documented/insufficient	Resolved- - Due Diligence Vendor-05/26/2022
Ready for Review- final HUD is not required, if statement of sale is provided in loan file for property XXXX. - Seller-05/25/2022
Counter- - Due Diligence Vendor-05/25/2022
Ready for Review-Document Uploaded. the document you refer is not related to assets ,since it's Preliminary .We have statement of Sale into assets documents-uploaded for your reference. - Seller-05/24/2022
Open-Added asset from 1003. Not able to verify asset from support document Pg-323 Property pkg because there is no seller name and address given in that particular document
										- Due Diligence Vendor-05/23/2022		XXXX			FL	Investment	Purchase	NA	467011	N/A	N/A
2022BVDSR1_0990		Closed	2022-06-02 17:58	2022-06-03 12:06	Resolved	1 - Information	Credit	Missing Doc	Title Document Missing	Resolved-Title Document is fully Present - Due Diligence Vendor-06/03/2022 Ready for Review-Document Uploaded. - Seller-06/02/2022 Open-Title Document is missing - Due Diligence Vendor-05/31/2022	Resolved-Title Document is fully Present - Due Diligence Vendor-06/03/2022	XXXX			FL	Investment	Purchase	NA	476245	N/A	N/A